MoA Small Cap Growth Fund Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Russell 2000® Growth Index (Index reflects no deduction for fees and expenses)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	13.01%	3.18%	9.57%
Russell 3000® Index (Index reflects no deduction for fees and expenses)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	17.15%	13.15%	14.29%
MoA Small Cap Growth Fund
Prospectus [Line Items]
Average Annual Return, Percent	8.52%	1.75%	8.77%
MoA Small Cap Growth Fund | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	8.29%	0.45%	6.87%
MoA Small Cap Growth Fund | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	5.22%	1.15%	6.71%